Document and Entity Information	Oct. 27, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Bank of New York Mellon Corp
Amendment Flag	false
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BNY
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BNY/P
Security Exchange Name	NYSE
Noncumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/4,000th interest in a share of Series K Noncumulative Perpetual Preferred Stock
Trading Symbol	BNY PRK
Security Exchange Name	NYSE